Inventories (Tables)	6 Months Ended
Jun. 30, 2022
Inventory [Abstract]
Disclosure Of Inventory Information Explanatory
Inventory as of June 30, 2022 and December 31, 2021 consisted of the following:

(in KUSD)	As of June 30, 2022	As of December 31, 2021
Work in process	14,386	10,562
Finished goods (1)	264	560
Total inventory	14,650	11,122
(1) Subsequent to December 31, 2021, the Company's inventory is no longer held on consignment by the third-party logistics and distribution provider. Finished goods includes KUSD 3 relating to ZYNLONTA held on consignment by the Company’s third-party logistics and distribution provider as of December 31, 2021.